INCOME TAXES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income tax rate	6.00%	6.00%
China [Member]
Income tax rate		25.00%
Hong Kong [Member]
Income tax rate		16.50%
Singapore [Member]
Income tax rate		17.00%